Events after the reporting period	12 Months Ended
Dec. 31, 2022
Events after the reporting period
Events after the reporting period

33.Events after the reporting period

(a) New facilities in Nigeria

Nigeria (2023) term loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN165 billion ($357.5 million) term loan agreement on January 3, 2023 (as amended and/or restated from time to time the “Nigeria 2023 Term Loan”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Nigeria, IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Nigeria, IHS Netherlands NG2 B.V., IHS Towers NG Limited, Nigeria Tower Interco B.V. and INT Towers as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

The Nigeria 2023 Term Loan was drawn down for an original principal amount of NGN124.5 billion (which was approximately $269.8 million), and funds borrowed under the loan were applied towards, inter alia, refinancing certain indebtedness of INT Towers, IHS Nigeria, and general corporate and working capital purposes.

As of January 3, 2023, the total commitments available under the Nigeria 2023 Term Loan were NGN124.5 billion (approximately $269.8 million), which were further increased on February 9, 2023, by NGN29.0 billion (approximately $62.8 million) pursuant to the facility increase clause contained within the loan agreement.

As of March 28, 2023, NGN138.5 billion (approximately $300.2 million) had been drawn down under this facility. The proceeds from the drawdown were applied towards, inter alia, refinancing certain indebtedness of INT Towers, IHS Nigeria, general corporate and working capital purposes.

Nigeria (2023) Revolving Credit Facility

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into an up to NGN 55 billion ($119.2 million) revolving credit facility agreement on January 3, 2023 (as amended and/or restated from time to time the “Nigeria 2023 RCF”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Nigeria, IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Nigeria, IHS Netherlands NG2 B.V., IHS Towers NG Limited, Nigeria Tower Interco B.V. and INT Towers as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

The interest rate per annum is equal to 20% in the first year moving to a floating rate for the remainder of the term. This floating rate is defined by the Nigerian MPR plus a margin of 2.5% and is subject to a cap of 24% and floor of 18%. IHS Netherlands Holdco B.V. also pays certain other fees and costs, including agent fees.

As of January 3, 2023, the total commitments available under the Nigeria 2023 RCF were NGN44.0 billion (approximately $95.3 million), which were further increased on February 9, 2023, by NGN11.0 billion (approximately $23.8 million) to NGN55.0 billion (approximately $119.2 million), pursuant to the facility increase clause contained within the loan agreement.

As of March 28, 2023, the Nigeria 2023 RCF remains undrawn.

(b) Repayment of IHS (Nigeria) Local Facilities

On January 3, 2023, the following IHS (Nigeria) Limited local facilities were fully repaid,

(i)	IHSN NG1 Facility, for NGN 16.1 billion (approximately $34.9 million) entered into in March 2022
(ii)	IHSN NG2 Facility, for NGN 10.0 billion (approximately $21.7 million) entered into in May 2022

(c) Repayment Nigeria (2019) term loan facility

On January 3, 2023, the full remaining principal amount of the Naira tranche of the Nigeria 2019 Facility of NGN 88.3 billion (approximately $191.4 million) (plus accrued interest) was repaid.

(d) I-Systems Facility drawdown

On February 3, 2023, I-Systems Soluções de Infraestrutura S.A. drew down a tranche of BRL 80.0 million (approximately $15.3 million) pursuant to the I-Systems Facility. The interest rate applicable on this tranche is CDI plus 2.45% (assuming a 252-day calculation basis).

(e) IHS Kuwait Facility drawdown

On February 22, 2023, IHS Kuwait Limited drew down a further KWD 0.3 million (approximately $1.0 million) under the Kuwait Facility.